Schedule of Accruals and Other Payables (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Payables and Accruals [Abstract]
Staff salaries	$ 584,932	$ 95,480
Director		44,258
Professional and consultancy fee	207,769	503,286
Others		11,761
GST payables	285,393	171,382
Total accruals and other payables	$ 1,078,094	$ 826,167